UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/16

Item 1. Schedule of Investments.

                                         FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, July 31, 2016 (unaudited)
Franklin Balance Sheet Investment Fund
	Shares	Value

Common Stocks 85.9%
Automobiles & Components 0.7%
General Motors Co	222,300	$7,011,342
Banks 8.7%
Citigroup Inc	294,400	12,897,664
Citizens Financial Group Inc	880,000	19,650,400
Comerica Inc	286,700	12,970,308
Farmers & Merchants Bank of Long Beach	1,475	8,938,500
JPMorgan Chase & Co	282,600	18,077,922
PNC Financial Services Group Inc	70,900	5,859,885
Regions Financial Corp	750,400	6,881,168
		85,275,847
Capital Goods 9.0%
[a] AECOM	127,200	4,514,328
[a] Aerovironment Inc	171,771	4,869,708
Astec Industries Inc	81,600	4,918,848
[a] Chart Industries Inc	168,000	5,043,360
Cubic Corp	134,000	5,472,560
Encore Wire Corp	535,000	20,078,550
Granite Construction Inc	82,000	4,081,960
Mueller Industries Inc	396,000	13,479,840
Regal Beloit Corp	173,000	10,554,730
Terex Corp	320,300	7,732,042
[a] WESCO International Inc	130,900	7,296,366
		88,042,292
Commercial & Professional Services 3.4%
[a] Acco Brands Corp	609,680	6,852,803
Heidrick & Struggles International Inc	563,100	10,957,926
Kelly Services Inc., A	501,300	10,261,611
Tetra Tech Inc	155,000	5,104,150
		33,176,490
Consumer Durables & Apparel 1.7%
M.D.C. Holdings Inc	252,500	6,645,800
[a] Toll Brothers Inc	351,400	9,842,714
		16,488,514
Consumer Services 2.7%
[a,b] Ruby Tuesday Inc	3,089,000	12,479,560
Vail Resorts Inc	94,500	13,520,115
		25,999,675
Diversified Financials 1.1%
Morgan Stanley	369,400	10,612,862
Energy 12.7%
Chevron Corp	105,700	10,832,136
[a] Cloud Peak Energy Inc	2,755,500	9,396,255
Devon Energy Corp	508,500	19,465,380
Helmerich & Payne Inc	113,600	7,039,792
[a] McDermott International Inc	2,266,100	11,738,398
Occidental Petroleum Corp	199,500	14,908,635
QEP Resources Inc	837,000	15,233,400
Rowan Cos. PLC	884,000	13,472,160
Royal Dutch Shell PLC, A, ADR (United Kingdom)	227,700	11,792,583

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS

Franklin Balance Sheet Investment Fund (continued)
	Shares	Value

Common Stocks (continued)
Energy (continued)
Superior Energy Services Inc	459,000	$7,330,230
Tenaris SA (Italy)	246,300	3,292,021
		124,500,990
Food, Beverage & Tobacco 4.3%
Archer-Daniels-Midland Co	405,400	18,275,432
Bunge Ltd	253,800	16,710,192
GrainCorp Ltd. (Australia)	459,436	2,959,025
Sanderson Farms Inc	50,000	4,379,500
		42,324,149
Health Care Equipment & Services 1.1%
Invacare Corp	344,800	3,972,096
National Healthcare Corp	105,000	6,783,000
		10,755,096
Life & Health Insurance 5.0%
E-L Financial Corp. Ltd. (Canada)	13,420	6,944,572
MetLife Inc	386,900	16,536,106
National Western Life Group Inc., A	51,500	9,740,710
Prudential Financial Inc	212,000	15,961,480
		49,182,868
Materials 5.2%
Albemarle Corp	62,000	5,218,540
Alcoa Inc	619,230	6,576,222
APERAM (Luxembourg)	147,000	6,148,174
[a] Century Aluminum Co	843,000	6,398,370
Domtar Corp	220,000	8,661,400
[a] Intrepid Potash Inc	1,308,000	1,687,320
Materion Corp	149,000	3,935,090
The Mosaic Co	177,700	4,797,900
Reliance Steel & Aluminum Co	95,300	7,475,332
		50,898,348
Media 2.4%
News Corp., B	857,000	11,518,080
Scholastic Corp	122,300	5,026,530
Time Inc	443,200	7,237,456
		23,782,066
Multi-line Insurance 1.0%
American International Group Inc	41,000	2,232,040
Assurant Inc	85,200	7,072,452
		9,304,492
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
[a] Bio-Rad Laboratories Inc., A	131,428	19,068,889
Property & Casualty Insurance 4.2%
Chubb Ltd	105,332	13,193,886
Selective Insurance Group Inc	309,000	12,100,440
The Travelers Cos. Inc	138,100	16,049,982
		41,344,308
Real Estate 1.2%
[a,b] Trinity Place Holdings Inc	1,498,034	12,179,017

|2

                                                  FRANKLIN VALUE INVESTORS TRUST
                                                     STATEMENT OF INVESTMENTS

Franklin Balance Sheet Investment Fund (continued)
	Shares	Value

Common Stocks (continued)
Retailing 1.0%
Abercrombie & Fitch Co., A	308,300	$6,384,893
Haverty Furniture Cos. Inc	203,500	3,750,505
		10,135,398
Semiconductors & Semiconductor Equipment 5.3%
Brooks Automation Inc	568,400	7,122,052
[a] First Solar Inc	260,600	12,164,808
MKS Instruments Inc	419,000	19,139,920
[a] Photronics Inc	1,442,600	13,935,516
		52,362,296
Technology Hardware & Equipment 6.1%
Corning Inc	1,884,200	41,866,924
[a] Fabrinet (Thailand)	394,500	14,896,320
[a] Rogers Corp	50,000	3,422,000
		60,185,244
Telecommunication Services 2.8%
[a] Iridium Communications Inc	1,305,883	11,726,829
[a] ORBCOMM Inc	1,436,700	15,214,653
		26,941,482
Utilities 4.3%
Eversource Energy	136,000	7,954,640
Great Plains Energy Inc	253,000	7,534,340
IDACORP Inc	134,000	10,833,900
PNM Resources Inc	249,000	8,555,640
Westar Energy Inc	130,000	7,224,100
		42,102,620
Total Common Stocks (Cost $680,663,207)		841,674,285

Convertible Preferred Stocks (Cost $4,801,250) 0.7%
Telecommunication Services 0.7%
Iridium Communications Inc., 6.75%, cvt., pfd., B	20,000	6,610,000
Total Investments before Short Term Investments (Cost $685,464,457)		848,284,285

Short Term Investments (Cost $130,217,429) 13.3%
Money Market Funds 13.3%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	130,217,429	130,217,429
Total Investments (Cost $815,681,886) 99.9%		978,501,714
Other Assets, less Liabilities 0.1%		1,234,265
Net Assets 100.0%		$979,735,979

See Abbreviations on page 20.

aNon-income producing.
bSee Note 5 regarding holdings of 5% voting securities.
cSee Note 6 regarding investments in affiliated management investment companies.

|3

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, July 31, 2016 (unaudited)

Franklin MicroCap Value Fund

	Shares	Value

Common Stocks 96.4%
Aerospace & Defense 2.8%
[a] Ducommun Inc	269,042	$5,203,272
[a] Sparton Corp	200,000	4,162,000
		9,365,272
Automobiles & Components 2.5%
Spartan Motors Inc	1,003,800	8,522,262
Banks 11.3%
Bar Harbor Bankshares	214,500	7,867,860
Citizens Community Bancorp Inc	90,000	912,600
County Bancorp Inc	50,000	1,041,000
First Defiance Financial Corp	155,000	6,461,950
Investar Holding Corp	220,000	3,311,000
[b] Northeast Bancorp	459,500	5,068,285
Old Line Bancshares Inc	94,145	1,801,936
Peoples Financial Services Corp	87,543	3,455,322
Southern Missouri Bancorp Inc	118,000	2,880,380
WSFS Financial Corp	140,000	4,926,600
		37,726,933
Building Products 5.6%
[a] Armstrong Flooring Inc	160,000	3,188,800
Burnham Holdings Inc., A	219,000	3,723,000
[a,b] Continental Materials Corp	129,700	2,175,069
[a] Gibraltar Industries Inc	212,000	7,479,360
Insteel Industries Inc	62,600	2,177,854
		18,744,083
Commercial & Professional Services 3.3%
Ecology and Environment Inc., A	132,900	1,326,342
Healthcare Services Group Inc	248,000	9,624,880
		10,951,222
Construction & Engineering 3.7%
[a] Northwest Pipe Co	267,600	3,023,880
[a] Orion Group Holdings Inc	460,000	2,599,000
[a] Sterling Construction Co	1,183,400	6,887,388
		12,510,268
Consumer Durables & Apparel 4.8%
[a,b] Delta Apparel Inc	461,868	11,034,027
Flexsteel Industries Inc	76,700	3,152,370
Rocky Brands Inc	170,600	1,871,482
		16,057,879
Consumer Services 2.8%
[a,b] Full House Resorts Inc	1,600,000	2,864,000
Golden Entertainment Inc	129,800	1,766,578
[a] Ruby Tuesday Inc	1,221,200	4,933,648
		9,564,226
Diversified Financials 1.0%
KCAP Financial Inc	764,988	3,235,899

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

                                                 FRANKLIN VALUE INVESTORS TRUST
                                                       STATEMENT OF INVESTMENTS

Franklin MicroCap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Electrical Equipment 1.0%
[a] Broadwind Energy Inc	100,000	$458,000
[a] Global Power Equipment Group Inc	727,081	2,828,345
		3,286,345
Energy 8.4%
Ardmore Shipping Corp. (Ireland)	465,000	3,268,950
[a] Cloud Peak Energy Inc	480,000	1,636,800
Gulf Island Fabrication Inc	192,400	1,627,704
[a] Natural Gas Services Group Inc	200,000	5,022,000
[a] Parker Drilling Co	900,000	1,863,000
[a] PHI Inc	17,600	342,056
[a] PHI Inc., non-voting	391,000	7,554,120
[a] Renewable Energy Group Inc	323,100	3,150,225
Tesco Corp	555,200	3,669,872
		28,134,727
Food & Staples Retailing 2.1%
Village Super Market Inc., A	227,000	7,182,280
Food, Beverage & Tobacco 8.2%
John B. Sanfilippo & Son Inc	71,300	3,327,571
[a] Omega Protein Corp	320,000	7,206,400
[a] Seneca Foods Corp., A	310,000	12,142,700
[a] Seneca Foods Corp., B	121,500	4,982,715
		27,659,386
Health Care Equipment & Services 0.4%
Invacare Corp	129,600	1,492,992
Insurance 4.6%
[a,b] ACMAT Corp., A	235,600	4,287,920
Baldwin & Lyons Inc., B	276,801	7,332,458
[a] Global Indemnity PLC, A	74,000	2,222,220
[a] Hallmark Financial Services Inc	138,000	1,464,180
		15,306,778
Machinery 10.0%
Alamo Group Inc	116,500	7,820,645
Dynamic Materials Corp	114,000	1,167,360
[b] Hardinge Inc	778,000	7,857,800
[b] Hurco Cos. Inc	331,000	8,814,530
[a] Key Technology Inc	61,500	596,550
Miller Industries Inc	340,000	7,296,400
		33,553,285
Materials 5.8%
Friedman Industries Inc	120,000	691,200
Mercer International Inc. (Canada)	200,000	1,578,000
The Monarch Cement Co	140,744	5,348,272
Olympic Steel Inc	214,100	6,136,106
Schnitzer Steel Industries Inc., A	105,000	2,046,450
[a] Universal Stainless & Alloy Products Inc	301,000	3,518,690
		19,318,718

|5

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS

Franklin MicroCap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Real Estate 1.8%
[a,c] Allen Organ Co. (LandCo. Holdings)	94,800	$303,104
Arbor Realty Trust Inc	220,000	1,573,000
[a] Bresler & Reiner Inc	205,000	65,600
Griffin Industrial Realty Inc	122,000	3,927,180
[a,b] Origen Financial Inc	1,900,000	261,250
		6,130,134
Retailing 6.0%
[a] America’s Car-Mart Inc	40,800	1,431,264
Caleres Inc	200,000	5,264,000
Fred’s Inc	260,000	4,131,400
Haverty Furniture Cos. Inc	181,651	3,347,828
Shoe Carnival Inc	223,000	5,867,130
		20,041,622
Semiconductors & Semiconductor Equipment 1.3%
[a] Photronics Inc	452,000	4,366,320
Technology Hardware & Equipment 1.6%
[a] Key Tronic Corp	430,000	3,242,200
[a] Kimball Electronics Inc	100,725	1,271,150
[a] Perceptron Inc	43,900	214,232
Richardson Electronics Ltd	92,000	578,680
		5,306,262
Telecommunication Services 4.7%
[a] Alaska Communications Systems Group Inc	1,150,000	1,909,000
ATN International Inc	66,000	4,852,320
[a] Hawaiian Telcom Holdco Inc	225,000	4,995,000
North State Telecommunications Corp., B	21,757	1,207,513
[a] ORBCOMM Inc	250,000	2,647,500
		15,611,333
Trading Companies & Distributors 1.1%
Central Steel and Wire Co	6,328	2,679,908
Houston Wire & Cable Co	148,600	861,880
		3,541,788
Transportation 1.2%
Global Ship Lease Inc., A (United Kingdom)	592,863	1,013,796
Providence and Worcester Railroad Co	180,000	2,865,600
		3,879,396
Utilities 0.4%
Gas Natural Inc	186,500	1,324,150
Total Common Stocks (Cost $219,679,919)		322,813,560

|6

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS

Franklin MicroCap Value Fund (continued)
	Shares	Value
Short Term Investments (Cost $12,807,168) 3.8%
Money Market Funds 3.8%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	12,807,168	$12,807,168
Total Investments (Cost $232,487,087) 100.2%		335,620,728
Other Assets, less Liabilities (0.2)%		(641,977)
Net Assets 100.0%		$334,978,751

[a]Non-income producing.
[b]See Note 5 regarding holdings of 5% voting securities.
[c]See Note 4 regarding restricted securities.
[d]See Note 6 regarding investments in affiliated management investment companies.

|7

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, July 31, 2016 (unaudited)
Franklin MidCap Value Fund
	Shares/
	Units	Value

Common Stocks and Other Equity Interests 98.3%
Automobiles & Components 0.6%
Harley-Davidson Inc	17,200	$910,224
Banks 2.5%
Citizens Financial Group Inc	28,700	640,871
Comerica Inc	13,700	619,788
KeyCorp	50,100	586,170
Regions Financial Corp	67,900	622,643
SunTrust Banks Inc	37,100	1,568,959
		4,038,431
Capital Goods 8.0%
BWX Technologies Inc	29,100	1,071,171
Carlisle Cos. Inc	13,400	1,384,086
Dover Corp	17,900	1,278,597
L-3 Communications Holdings Inc	9,300	1,410,159
Parker-Hannifin Corp	9,800	1,119,062
Pentair PLC (United Kingdom)	13,800	880,716
Rockwell Automation Inc	3,800	434,720
Roper Technologies Inc	5,000	851,800
[a] WABCO Holdings Inc	22,200	2,225,994
Xylem Inc	51,000	2,438,310
		13,094,615
Commercial & Professional Services 0.4%
Robert Half International Inc	20,300	741,762
Consumer Durables & Apparel 5.4%
[a] Michael Kors Holdings Ltd	63,000	3,258,360
Polaris Industries Inc	8,500	839,375
PVH Corp	8,500	859,010
Ralph Lauren Corp	7,700	755,293
[a] Toll Brothers Inc	112,800	3,159,528
		8,871,566
Diversified Financials 6.0%
[a] E*TRADE Financial Corp	17,100	428,868
Invesco Ltd	90,100	2,629,118
KKR & Co., LP (common units)	60,800	877,952
Northern Trust Corp	12,100	817,839
Raymond James Financial Inc	11,400	625,860
[a] Synchrony Financial	119,200	3,323,296
T. Rowe Price Group Inc	16,300	1,152,247
		9,855,180
Energy 8.9%
Cabot Oil & Gas Corp., A	50,500	1,245,835
[a] Cheniere Energy Inc	12,700	531,241
Cimarex Energy Co	11,200	1,344,224
[a] Concho Resources Inc	12,700	1,577,340
[a] Diamondback Energy Inc	13,000	1,141,270
EQT Corp	11,600	845,176
[a] FMC Technologies Inc	14,300	362,934
Frank’s International NV	24,000	295,680
Helmerich & Payne Inc	25,100	1,555,447
HollyFrontier Corp	25,800	655,836

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS

Franklin MidCap Value Fund (continued)
	Shares/
	Units	Value

Common Stocks and Other Equity Interests (continued)
Energy (continued)
Marathon Petroleum Corp	35,100	$1,382,589
National Oilwell Varco Inc	12,300	397,905
Noble Energy Inc	53,800	1,921,736
Pioneer Natural Resources Co	8,000	1,300,560
		14,557,773
Food, Beverage & Tobacco 4.2%
Ingredion Inc	7,000	932,680
Pilgrim’s Pride Corp	18,100	420,825
Pinnacle Foods Inc	94,600	4,749,866
Tyson Foods Inc	9,500	699,200
		6,802,571
Health Care Equipment & Services 5.3%
[a] Envision Healthcare Holdings Inc	85,600	2,104,904
[a] Hologic Inc	70,000	2,694,300
[a] Laboratory Corp. of America Holdings	6,698	934,773
[a] Premier Inc., A	35,000	1,144,500
Zimmer Biomet Holdings Inc	13,800	1,809,732
		8,688,209
Insurance 5.3%
Arthur J. Gallagher & Co	17,200	846,068
The Hartford Financial Services Group Inc	26,900	1,071,965
Principal Financial Group Inc	19,300	899,959
The Progressive Corp	36,400	1,183,364
RenaissanceRe Holdings Ltd	10,300	1,210,456
W. R. Berkley Corp	21,200	1,233,628
Willis Towers Watson PLC	6,200	766,444
XL Group Ltd. (Ireland)	41,700	1,443,237
		8,655,121
Materials 11.5%
Albemarle Corp	9,800	824,866
Ashland Inc	5,300	600,172
Celanese Corp., A	8,700	551,754
Domtar Corp	20,800	818,896
Ferroglobe PLC	271,500	2,530,380
Freeport-McMoRan Inc., B	101,500	1,315,440
[a] Ingevity Corp	90,009	3,444,645
Martin Marietta Materials Inc	6,000	1,215,900
The Mosaic Co	29,700	801,900
Newmont Mining Corp	28,100	1,236,400
Nucor Corp	15,300	820,692
Tahoe Resources Inc	105,100	1,635,356
Teck Resources Ltd., B (Canada)	63,200	1,006,776
WestRock Co	47,456	2,036,337
		18,839,514
Media 0.9%
John Wiley & Sons Inc., A	14,500	836,650
TEGNA Inc	32,500	711,750
		1,548,400

|9

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS

Franklin MidCap Value Fund (continued)
	Shares/
	Units	Value

Common Stocks and Other Equity Interests (continued)
Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Agilent Technologies Inc	34,100	$1,640,551
[a] Endo International PLC	143,000	2,482,480
[a] Horizon Pharma PLC	62,800	1,211,412
[a] Jazz Pharmaceuticals PLC	8,200	1,237,954
[a] Mallinckrodt PLC	12,400	835,016
[a] Medivation Inc	16,500	1,055,835
Perrigo Co. PLC	21,700	1,983,163
		10,446,411
Real Estate 11.1%
Alexandria Real Estate Equities Inc	12,200	1,370,060
Apartment Investment & Management Co., A	21,500	988,355
Boston Properties Inc	12,300	1,748,199
DDR Corp	62,500	1,233,750
Duke Realty Corp	53,000	1,525,870
General Growth Properties Inc	46,600	1,488,870
Host Hotels & Resorts Inc	73,000	1,295,020
Kilroy Realty Corp	18,000	1,317,780
Liberty Property Trust	23,900	988,982
Prologis Inc	15,900	866,391
[a] Realogy Holdings Corp	68,600	2,125,914
UDR Inc	23,200	863,736
Weingarten Realty Investors	24,600	1,062,474
Weyerhaeuser Co	39,700	1,298,984
		18,174,385
Retailing 0.6%
Big Lots Inc	17,300	920,014
Semiconductors & Semiconductor Equipment 3.1%
[a] First Solar Inc	37,900	1,769,172
Lam Research Corp	28,200	2,531,514
Maxim Integrated Products Inc	18,200	742,196
		5,042,882
Software & Services 5.1%
[a] Autodesk Inc	29,300	1,741,885
Leidos Holdings Inc	18,125	906,431
[a] Mobileye NV (Israel)	48,200	2,309,262
[a] PTC Inc	42,700	1,696,471
Science Applications International Corp	16,071	976,474
Total System Services Inc	13,400	682,328
		8,312,851
Technology Hardware & Equipment 2.5%
[a] Keysight Technologies Inc	39,150	1,144,746
Western Digital Corp	62,400	2,964,624
		4,109,370
Telecommunication Services 0.5%
[a] Level 3 Communications Inc	16,500	834,900
Transportation 1.9%
[a] JetBlue Airways Corp	171,100	3,136,263

|10

                                                    FRANKLIN VALUE INVESTORS TRUST
                                                      STATEMENT OF INVESTMENTS

Franklin MidCap Value Fund (continued)
	Shares/
	Units	Value

Common Stocks and Other Equity Interests (continued)
Utilities 8.1%
American Water Works Co. Inc	8,400	$693,672
Atmos Energy Corp	17,100	1,364,409
[a] Calpine Corp	52,400	719,976
CenterPoint Energy Inc	42,400	1,014,208
CMS Energy Corp	36,500	1,649,070
DTE Energy Co	17,000	1,657,840
Eversource Energy	28,000	1,637,720
FirstEnergy Corp	45,500	1,588,860
Sempra Energy	14,400	1,611,072
UGI Corp	27,400	1,240,124
		13,176,951
Total Common Stocks and Other Equity Interests (Cost $142,163,630)		160,757,393

Management Investment Companies (Cost $6,785) 0.0%†
Diversified Financials 0.0%†
iShares Russell Mid-Cap Value ETF	100	7,697
Total Investments before Short Term Investments (Cost $142,170,415)		160,765,090

Short Term Investments (Cost $3,487,820) 2.1%
Money Market Funds 2.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	3,487,820	3,487,820
Total Investments (Cost $145,658,235) 100.4%		164,252,910
Other Assets, less Liabilities (0.4)%		(697,767)
Net Assets 100.0%		$163,555,143

See Abbreviations on page 20.

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 6 regarding investments in affiliated management investment companies.

|11

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, July 31, 2016 (unaudited)

Franklin Small Cap Value Fund

	Shares	Value

Common Stocks 90.7%
Aerospace & Defense 3.6%
[a] AAR Corp	2,042,507	$49,346,969
Cubic Corp	495,000	20,215,800
[b] Esterline Technologies Corp	234,400	14,258,552
		83,821,321
Automobiles & Components 4.4%
Drew Industries Inc	555,700	50,907,677
Gentex Corp	726,100	12,830,187
Spartan Motors Inc	5,000	42,450
Thor Industries Inc	415,300	31,787,062
Winnebago Industries Inc	245,700	5,837,832
		101,405,208
Banks 6.4%
BNC Bancorp	698,081	16,935,445
Chemical Financial Corp	866,455	35,853,908
Columbia Banking System Inc	783,900	23,767,848
EverBank Financial Corp	1,291,400	23,193,544
First of Long Island Corp	41,500	1,259,525
Lakeland Financial Corp	557,400	28,622,490
Peoples Bancorp Inc	421,800	9,469,410
TrustCo Bank Corp. NY	1,103,300	7,314,879
		146,417,049
Building Products 6.0%
[b] Armstrong Flooring Inc	502,100	10,006,853
[b] Gibraltar Industries Inc	816,900	28,820,232
Griffon Corp	723,600	12,402,504
Insteel Industries Inc	198,800	6,916,252
Simpson Manufacturing Co. Inc	756,600	30,869,280
Universal Forest Products Inc	447,000	48,329,640
		137,344,761
Commercial & Professional Services 2.4%
[b] Huron Consulting Group Inc	264,600	16,264,962
McGrath RentCorp	797,700	25,422,699
MSA Safety Inc	238,900	13,349,732
		55,037,393
Construction & Engineering 3.2%
Argan Inc	57,900	2,670,927
EMCOR Group Inc	560,100	31,197,570
Granite Construction Inc	782,570	38,956,335
		72,824,832
Consumer Durables & Apparel 3.8%
[b] BRP Inc. (Canada)	1,436,100	23,340,478
Brunswick Corp	82,300	4,083,726
[b] Crocs Inc	2,181,800	24,719,794
Hooker Furniture Corp	234,300	5,419,359
La-Z-Boy Inc	488,800	14,771,536
[b] M/I Homes Inc	722,200	16,285,610
		88,620,503

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Consumer Services 0.8%
Brinker International Inc	399,600	$18,837,144
Electrical Equipment 2.1%
Encore Wire Corp	12,400	465,372
EnerSys	518,400	32,322,240
Regal Beloit Corp	266,500	16,259,165
		49,046,777
Energy 4.3%
Energen Corp	452,700	21,448,926
[b] Helix Energy Solutions Group Inc	1,030,200	8,179,788
Hunting PLC (United Kingdom)	3,549,863	19,160,868
[b] Natural Gas Services Group Inc	129,400	3,249,234
[b] Oil States International Inc	874,300	27,033,356
[b] PHI Inc	40,000	777,400
[b] PHI Inc., non-voting	71,200	1,375,584
[b] Unit Corp	1,427,400	17,842,500
		99,067,656
Food, Beverage & Tobacco 5.0%
AGT Food and Ingredients Inc. (Canada)	193,200	4,690,773
Dairy Crest Group PLC (United Kingdom)	1,303,900	10,401,716
GrainCorp Ltd. (Australia)	647,746	4,171,847
[a,b] Landec Corp	1,423,100	16,365,650
Maple Leaf Foods Inc. (Canada)	2,865,200	65,281,926
[b] Omega Protein Corp	601,200	13,539,024
		114,450,936
Health Care Equipment & Services 5.2%
Hill-Rom Holdings Inc	679,500	36,305,685
Invacare Corp	357,400	4,117,248
STERIS PLC	592,400	42,030,780
Teleflex Inc	211,000	38,045,410
		120,499,123
Industrial Conglomerates 1.7%
Carlisle Cos. Inc	385,300	39,797,637
Insurance 6.3%
Arthur J. Gallagher & Co	304,400	14,973,436
Aspen Insurance Holdings Ltd	773,000	35,527,080
Endurance Specialty Holdings Ltd	203,337	13,751,681
The Hanover Insurance Group Inc	303,600	24,998,424
Old Republic International Corp	1,448,500	28,071,930
Validus Holdings Ltd	585,411	28,936,866
		146,259,417
Machinery 7.0%
Astec Industries Inc	869,700	52,425,516
Franklin Electric Co. Inc	221,500	8,576,480
Hillenbrand Inc	460,400	14,893,940
John Bean Technologies Corp	18,000	1,204,560
[c] Lindsay Corp	232,900	16,340,264
Miller Industries Inc	50,000	1,073,000
Mueller Industries Inc	1,141,900	38,870,276
Mueller Water Products Inc., A	1,651,300	19,584,418

|13

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Machinery (continued)
[b] Wabash National Corp	900	$13,032
Watts Water Technologies Inc., A	131,600	8,139,460
		161,120,946
Materials 8.6%
AptarGroup Inc	84,600	6,614,028
Carpenter Technology Corp	274,200	10,762,350
[b] Detour Gold Corp. (Canada)	1,122,200	29,371,288
H.B. Fuller Co	852,300	39,683,088
[b] Ingevity Corp	80,600	3,084,562
Minerals Technologies Inc	175,700	11,466,182
OceanaGold Corp. (Australia)	4,624,600	16,734,216
RPM International Inc	253,100	13,733,206
A Schulman Inc	127,776	3,745,115
Sensient Technologies Corp	718,800	53,069,004
Stepan Co	143,000	9,196,330
		197,459,369
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Gerresheimer AG (Germany)	711,900	61,076,975
Real Estate 4.4%
Brandywine Realty Trust	1,644,200	27,737,654
LTC Properties Inc	1,185,831	63,477,533
Sunstone Hotel Investors Inc	700,100	9,311,330
		100,526,517
Retailing 3.1%
Caleres Inc	835,000	21,977,200
The Cato Corp., A	613,500	21,944,895
[b] Genesco Inc	289,500	20,097,090
[b] West Marine Inc	815,200	7,141,152
		71,160,337
Semiconductors & Semiconductor Equipment 2.6%
Cohu Inc	1,000,000	10,560,000
MKS Instruments Inc	754,500	34,465,560
[b] Photronics Inc	1,515,200	14,636,832
		59,662,392
Software & Services 0.7%
Mentor Graphics Corp	733,500	15,667,560
Telecommunication Services 0.3%
[b] ORBCOMM Inc	618,000	6,544,620
Transportation 1.5%
[b] SAIA Inc	548,500	15,846,165
[b] Spirit Airlines Inc	412,700	17,642,925
		33,489,090
Utilities 4.7%
Connecticut Water Service Inc	48,500	2,475,925
IDACORP Inc	681,520	55,100,892
Spire Inc	745,300	51,723,820
		109,300,637
Total Common Stocks (Cost $1,553,082,001)		2,089,438,200

|14

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Principal
	Amount	Value
Corporate Bonds (Cost $16,433,676) 0.6%
Energy 0.6%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$17,386,000	$13,561,080
Total Investments before Short Term Investments (Cost $1,569,515,677)		2,102,999,280

	Shares
Short Term Investments 9.4%
Money Market Funds (Cost $205,202,838) 8.9%
[b,d] Institutional Fiduciary Trust Money Market Portfolio	205,202,838	205,202,838
Investments from Cash Collateral Received for Loaned Securities 0.5%
Money Market Funds (Cost $8,662,000) 0.4%
[b,d] Institutional Fiduciary Trust Money Market Portfolio	8,662,000	8,662,000

	Principal
	Amount
[e] Repurchase Agreement (Cost $2,052,413) 0.1%
Joint Repurchase Agreement, 0.34%, 8/01/16 (Maturity Value $2,052,471)
BNP Paribas Securities Corp.
Collateralized by [f]U.S. Treasury Bill, 11/10/16 - 1/05/17; U.S. Treasury Bond, 4.50%, 5/15/17; U.S.
Treasury Note, 0.375% - 3.625%, 10/31/16 - 8/15/19; U.S. Treasury Note, Index Linked, 1.250%,
7/15/20; and U.S. Treasury Strips, 2/15/17 - 2/15/21 (valued at $2,093,461)	$2,052,413	2,052,413
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $10,714,413)		10,714,413
Total Investments (Cost $1,785,432,928) 100.7%		2,318,916,531
Other Assets, less Liabilities (0.7)%		(15,199,650)
Net Assets 100.0%		$2,303,716,881

aSee Note 5 regarding holdings of 5% voting securities.
bNon-income producing.
cA portion or all of the security is on loan at July 31, 2016.
dSee Note 6 regarding investments in affiliated management investment companies.
eInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2016, all repurchase agreements had been entered into on July 29, 2016.
fThe security was issued on a discount basis with no stated coupon rate.

|15

FRANKLIN VALUE INVESTORS TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

Effective April 1, 2016, Franklin All Cap Value Fund, reorganized with and into Franklin Small Cap Value Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

|16

                                       FRANKLIN VALUE INVESTORS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At July 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Balance Sheet	Franklin MicroCap	Franklin MidCap	Franklin Small Cap
	Investment Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$816,738,195	$232,528,498	$146,066,959	$1,789,352,055

Unrealized appreciation	$222,460,113	$139,567,742	$25,404,289	$619,157,153
Unrealized depreciation	(60,696,594)	(36,475,512)	(7,218,338)	(89,592,677)
Net unrealized appreciation (depreciation)	$161,763,519	$103,092,230	$18,185,951	$529,564,476

4. RESTRICTED SECURITIES

At July 31, 2016, certain or all Funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin MicroCap Value Fund
94,800	Allen Organ Co. (LandCo. Holdings) (Value is 0.1% of Net Assets)	9/07/06	$181,146	$303,104

|17

FRANKLIN VALUE INVESTORS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for certain or all Funds for the nine months ended July 31, 2016, were as shown below.

	Number of			Number of
	Shares Held			Shares	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)
Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates.
Ruby Tuesday Inc	3,089,000	—	—	3,089,000	$12,479,560	$—	$—
Trinity Place Holdings Inc	1,200,000	298,034	—	1,498,034	12,179,017	—	—
Total Affiliated Securities (Value is 2.5% of Net Assets)					$24,658,577	$—	$—
Franklin MicroCap Value Fund
Non-Controlled Affiliates.
ACMAT Corp., A	235,600	—	—	235,600	$4,287,920	$—	$—
Continental Materials Corp	129,700	—	—	129,700	2,175,069	—	—
Delta Apparel Inc	640,000	—	(178,132)	461,868	11,034,027	—	2,878,692
Full House Resorts Inc	1,600,000	—	—	1,600,000	2,864,000	—	—
Hardinge Inc	934,900	—	(156,900)	778,000	7,857,800	52,916	213,153
Hurco Cos. Inc	365,000	—	(34,000)	331,000	8,814,530	91,120	415,192
Northeast Bancorp	459,500	—	—	459,500	5,068,285	13,785	—
Origen Financial Inc	1,900,000	—	—	1,900,000	261,250	—	—
Total Affiliated Securities (Value is 12.6% of Net Assets)					$42,362,881	$157,821	$3,507,037
Franklin Small Cap Value Fund
Non-Controlled Affiliates.
AAR Corp	2,063,800	110,207	(131,500)	2,042,507	$49,346,969	$471,511	$(786,275)
Hooker Furniture Corp	582,900	—	(348,600)	234,300	—[a]	140,400	2,614,712
Landec Corp	—	1,423,100	—	1,423,100	16,365,650	—	—
Total Affiliated Securities (Value is 2.9% of Net Assets)					$65,712,619	$611,911	$1,828,437

[a]As of July 31, 2016, no longer an affiliate.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	102,695,280	221,810,172	(194,288,023)	130,217,429	$130,217,429	$—	$—	0.8%

Franklin MicroCap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	16,116,739	41,675,835	(44,985,406)	12,807,168	$12,807,168	$—	$—	0.1%

|18

                                                                                                                                                                       FRANKLIN VALUE INVESTORS TRUST

                                                                                                                                                                       NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin MidCap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	2,941,745	47,707,369	(47,161,294)	3,487,820	$3,487,820	$—	$—	—%[a]

Franklin Small Cap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	156,137,127	435,568,041	(377,840,330)	213,864,838	$213,864,838	$—	$—	1.3%

[a]Rounds to less than 0.1%.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Balance Sheet Investment Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Telecommunication Services	$26,941,482	$6,610,000	$—	$33,551,482
All Other Equity Investments[b]	814,732,803	—	—	814,732,803
Short Term Investments	130,217,429	—	—	130,217,429
Total Investments in Securities	$971,891,714	$6,610,000	$—	$978,501,714

|19

FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
Equity Investments:
Insurance	$11,018,858	$4,287,920	$—	$15,306,778
Real Estate	5,761,430	65,600	303,104	6,130,134
Trading Companies & Distributors	861,880	2,679,908	—	3,541,788
All Other Equity Investments[b]	297,834,860	—	—	297,834,860
Short Term Investments	12,807,168	—	—	12,807,168
Total Investments in Securities	$328,284,196	$7,033,428	$303,104	$335,620,728

Franklin MidCap Value Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$160,765,090	$—	$—	$160,765,090
Short Term Investments	3,487,820	—	—	3,487,820
Total Investments in Securities	$164,252,910	$—	$—	$164,252,910

Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[b]	$2,089,438,200	$—	$—	$2,089,438,200
Corporate Bonds	—	13,561,080	—	13,561,080
Short Term Investments	213,864,838	2,052,413	—	215,917,251
Total Investments in Securities	$2,303,303,038	$15,613,493	$—	$2,318,916,531

aIncludes common and convertible preferred stocks as well as other equity investments.
bFor detailed categories, see the accompanying Statements of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|20

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/LAURA F. FERGERSON___

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON____

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date September 26, 2016

By /s/ROBERT G. KUBILIS______

      Robert G. Kubilis

      Chief Financial Officer and

Chief Accounting Officer

Date September 26, 2016